Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0001419554
Registrant Name	BONE BIOLOGICS CORPORATION
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES